INVESTMENT CONTRACT WITH INSURANCE COMPANY	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
INVESTMENT CONTRACT WITH INSURANCE COMPANY
INVESTMENT CONTRACT WITH INSURANCE COMPANY

In August 2020, the Plan entered into a fully benefit-responsive investment contract with Lincoln National Life Insurance Company ("Lincoln National"). Lincoln National maintains the contributions in a general account. The account is credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. The guaranteed investment contract issuer is contractually obligated to repay the principal and a specified interest rate guaranteed to the Plan.
The guaranteed investment contract is fully benefit-responsive; therefore, contract value is the relevant measurement. Contract value, as reported to the Plan by Lincoln National, represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.
There are no reserves against the contract value for credit risk of the contract issuer or otherwise. Minimum guaranteed interest rate is 1.00% and interest is updated quarterly. The interest rate at December 31, 2024, March 31, 2025, June 30, 2025, September 30, 2025 and December 31, 2025 was 2.30% for all periods presented.
Certain events limit the ability of the Plan to transact at contract value with the issuer. Such events include the following: (1) amendments to the Plan Documents (including complete or partial plan termination or merger with another plan), (2) changes to the Plan’s prohibition on competing investment options or deletion of equity wash provisions, (3) bankruptcy of the Corporation or other Corporation events (for example, divestitures or spin-offs of a subsidiary) that cause a significant withdrawal from the Plan or (4) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA. The Plan Administrator does not believe the occurrence of any such value event, which would limit the Plan’s ability to transact at contract value with participants, is probable.
The guaranteed investment contract does not permit the insurance company to terminate the agreement prior to the scheduled maturity date and accordingly, does not provide for settlement at an amount other than contract value.